Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

At December 31, 2024 and 2023, property and equipment consisted of the following:

	Useful Life	December 31, 2024	December 31, 2023
Laboratory equipment	5 Years	$-	$100,548
Office equipment and furniture	3 - 10 Years	54,499	54,797
		54,499	155,345
Less: accumulated depreciation		(41,587)	(117,262)
		$12,912	$38,083